UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 1745 Shea Center Drive
         Suite 400
         Highlands Ranch, CO  80129

13F File Number:  28-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

     /s/ Chad S. Christensen     Highlands Ranch, CO/USA     May 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $97,766 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      558    11700 SH       SOLE                    11700        0        0
AVX CORP NEW                   COM              002444107     1585   174526 SH       SOLE                   174526        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     7456       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    11573     4104 SH       SOLE                     4104        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1021    46576 SH       SOLE                    46576        0        0
BROWN & BROWN INC              COM              115236101     2365   125080 SH       SOLE                   125080        0        0
CHUBB CORP                     COM              171232101      671    15864 SH       SOLE                    15864        0        0
CNA FINL CORP                  COM              126117100      355    38760 SH       SOLE                    38760        0        0
COCA COLA CO                   COM              191216100     1573    35800 SH       SOLE                    35800        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     5067   245261 SH       SOLE                   245261        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1009    21777 SH       SOLE                    21777        0        0
DIEBOLD INC                    COM              253651103     2157   101045 SH       SOLE                   101045        0        0
EATON CORP                     COM              278058102     2060    55900 SH       SOLE                    55900        0        0
EMERSON ELEC CO                COM              291011104      755    26400 SH       SOLE                    26400        0        0
ETHAN ALLEN INTERIORS INC      COM              297602104      559    49661 SH       SOLE                    49661        0        0
EXXON MOBIL CORP               COM              30231G102     7132   104732 SH       SOLE                   104732        0        0
GANNETT INC                    COM              364730101       51    23036 SH       SOLE                    23036        0        0
GENERAL ELECTRIC CO            COM              369604103     4095   405039 SH       SOLE                   405039        0        0
INTEL CORP                     COM              458140100     3355   223250 SH       SOLE                   223250        0        0
IPC HLDGS LTD                  ORD              G4933P101     1018    37631 SH       SOLE                    37631        0        0
JOHNSON & JOHNSON              COM              478160104      805    15300 SH       SOLE                    15300        0        0
MERCK & CO INC                 COM              589331107     2471    92378 SH       SOLE                    92378        0        0
MERCURY GENL CORP NEW          COM              589400100    10220   344115 SH       SOLE                   344115        0        0
MICROSOFT CORP                 COM              594918104     7578   412524 SH       SOLE                   412524        0        0
MOTOROLA INC                   COM              620076109       76    18000 SH       SOLE                    18000        0        0
NEWMONT MINING CORP            COM              651639106     3782    84490 SH       SOLE                    84490        0        0
PFIZER INC                     COM              717081103      428    31388 SH       SOLE                    31388        0        0
PHILIP MORRIS INTL INC         COM              718172109      231     6505 SH       SOLE                     6505        0        0
PROCTER & GAMBLE CO            COM              742718109      363     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      574    12968 SH       SOLE                    12968        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     1771    63425 SH       SOLE                    63425        0        0
SCHERING PLOUGH CORP           COM              806605101     1809    76800 SH       SOLE                    76800        0        0
STEIN MART INC                 COM              858375108     1443   499425 SH       SOLE                   499425        0        0
TELLABS INC                    COM              879664100     1170   255355 SH       SOLE                   255355        0        0
TRAVELERS COMPANIES INC        COM              89417E109      975    24000 SH       SOLE                    24000        0        0
VICAL INC                      COM              925602104      799   414035 SH       SOLE                   414035        0        0
WAL MART STORES INC            COM              931142103      782    15000 SH       SOLE                    15000        0        0
WALGREEN CO                    COM              931422109     3947   152042 SH       SOLE                   152042        0        0
WASHINGTON FED INC             COM              938824109     2521   189666 SH       SOLE                   189666        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107      636     3702 SH       SOLE                     3702        0        0
WINNEBAGO INDS INC             COM              974637100      652   122860 SH       SOLE                   122860        0        0
WYETH                          COM              983024100      318     7400 SH       SOLE                     7400        0        0